SCHEDULE OF REVENUE FROM EXTERNAL CUSTOMERS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue, net	$ 7,991,103	$ 9,028,187	$ 10,944,753
HONG KONG
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue, net	5,441,765	5,849,400	8,402,482
TAIWAN
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue, net	$ 2,549,338	$ 3,178,787	$ 2,542,271